Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
	June 30, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$11,356	$11,356	$16,685	$16,685
Restricted cash	$—	$—	$1,424	$1,424
Balance due from related parties, non-current	$8,436	$8,436	$8,195	$8,195
Long-term debt, including current portion, net	$(60,995)	$(61,975)	$(167,558)	$(169,819)
Financial liabilities, including current portion, net	$(187,289)	$(190,713)	$(78,100)	$(79,391)

Fair Value Measurements on a Recurring Basis
	Fair Value Measurements at June 30, 2020
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$11,356	$11,356	$—	$—
Balance due from related parties, non-current(1)	$8,436	$—	$8,436	$—
Long-term debt, including current portion, net (2)	$(61,975)	$—	$(61,975)	$—
Financial liabilities, including current portion, net (3)	$(190,713)	$—	$(190,713)	$—

	Fair Value Measurements at December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$16,685	$16,685	$—	$—
Restricted cash	$1,424	$1,424	$—	$—
Balance due from related parties, non-current(1)	$8,195	$—	$8,195	$—
Long-term debt, including current portion, net(2)	$(169,819)	$—	$(169,819)	$—
Financial liabilities, including current portion, net (3)	$(79,391)	$—	$(79,391)	$—

  The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.

  The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
  The fair value of the Company’s financial liabilities is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.